Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended					4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 09, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019	Jul. 22, 2019
Federal Deposit Insurance Coverage Amount		$ 250,000					$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000
Interest earned on marketable securities held in Trust Account										1,857,342
Regulatory withdrawal, annual limit									325,000	325,000	$ 325,000
Net income (loss)		(2,256,772)	$ (86,776)	$ 1,334,022	$ 436,045	$ (16,606)		$ 419,439	$ (1,009,526)	1,147,262
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal							$ 1,500,000
Restricted investments term									185 days
Gain loss on investments net dividend and interest held in trust account		81,232			885,983			885,983	$ 1,698,895
Common Class A [Member]
Interest earned on marketable securities held in Trust Account		$ 81,000							$ 1,700,000	$ 1,900,000
Temporary shares outstanding		19,058,251					19,159,203		19,058,251	19,159,203	19,159,203
Interest earned on marketable securities held in Trust Account Net of regulatory withdrawal	$ 1,500,000
Gain loss on investments net dividend and interest held in trust account					886,000			886,000
Common Class B [Member]
Net Income attributable to ordinary holders		$ 2,300,000							$ 2,700,000	$ 385,000
Gain loss on investments net dividend and interest held in trust account					$ 886,000			$ 886,000
Cash and Cash Equivalents [Member]
Cash held in trust		$ 11,000					$ 17,000		$ 11,000	$ 17,000	$ 17,000
Common Stock [Member]
Antidilutive securities		10,725,000			10,725,000			10,725,000	10,725,000	10,725,000